INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Gross operating loss carry forward	$ 62,249,209	$ 50,076,569
Increase in valuation allowance	2,483,900
Net operating loss carryforward	4,357,876
Potential tax benefit arising from net operating loss carryforward	$ 10,360,037